Stock-Based Compensation (Details 2) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Stock-based compensation
Exercisable options, intrinsic value	$ 213.8
Aggregate intrinsic value of stock options exercised	$ 1.3
$9.32 to $47.40
Stock-based compensation
Exercise price range, lower range limit (in dollars per share)	$ 9.32
Exercise price range, upper range limit (in dollars per share)	$ 47.40
Outstanding options, number (in shares)	10,338,453
Outstanding options, weighted-average remaining contractual life	3 years 1 month 24 days
Outstanding options, weighted-average exercise price (in dollars per share)	$ 24.34
Exercisable options, number (in shares)	7,931,136
Exercisable options, weighted-average exercise price (in dollars per share)	$ 23.53
$9.32 to $22.41
Stock-based compensation
Exercise price range, lower range limit (in dollars per share)	$ 9.32
Exercise price range, upper range limit (in dollars per share)	$ 22.41
Outstanding options, number (in shares)	4,049,443
Outstanding options, weighted-average remaining contractual life	1 year 11 months 8 days
Outstanding options, weighted-average exercise price (in dollars per share)	$ 19.54
Exercisable options, number (in shares)	3,621,045
Exercisable options, weighted-average exercise price (in dollars per share)	$ 19.38
$22.90 to $29.10
Stock-based compensation
Exercise price range, lower range limit (in dollars per share)	$ 22.90
Exercise price range, upper range limit (in dollars per share)	$ 29.10
Outstanding options, number (in shares)	3,555,573
Outstanding options, weighted-average remaining contractual life	3 years 8 months 8 days
Outstanding options, weighted-average exercise price (in dollars per share)	$ 25.16
Exercisable options, number (in shares)	2,805,381
Exercisable options, weighted-average exercise price (in dollars per share)	$ 24.68
$29.19 to $47.40
Stock-based compensation
Exercise price range, lower range limit (in dollars per share)	$ 29.19
Exercise price range, upper range limit (in dollars per share)	$ 47.40
Outstanding options, number (in shares)	2,733,437
Outstanding options, weighted-average remaining contractual life	4 years 1 month 28 days
Outstanding options, weighted-average exercise price (in dollars per share)	$ 30.41
Exercisable options, number (in shares)	1,504,710
Exercisable options, weighted-average exercise price (in dollars per share)	$ 31.36